ACCOUNTS RECEIVABLE	9 Months Ended
Sep. 30, 2011
Loans, Notes, Trade and Other Receivables Disclosure [Abstract]
ACCOUNTS RECEIVABLE
NOTE 3 – LEASE PAYMENTS RECEIVABLE

As of September 30, 2011 and December 31, 2010, amounts receivable under sales-type leases consisted of (in thousands):

Lease Payments Receivable Under Capital Leases	Amount
2012	$3,470
2013	1,465
2014	338
Total lease payments receivable under sales-type leases	5,273
Less amount representing interest	(671)
Net lease payments receivable under sales-type leases	4,602
Less current portion of lease payments receivable under sales-type leases	(2,480)
Long-term lease payments receivable under sales-type leases	$2,122

As of September 30, 2011 and December 31, 2010, lease payments receivable under Westcon sales-type leases consisted of (in thousands):

Lease Payments Receivable Under Westcon Leases	Amount
2012	$8,288
2013	6,519
2014	6,010
2015	3
Total lease payments receivable under Westcon leases	20,820
Less amount representing interest	(5,102)
Net lease payments receivable under Westcon leases	15,718
Less current portion of lease payments receivable under Westcon leases	(4,106)
Long-term lease payments receivable under Westcon leases	$11,612

Long term lease payments receivable results from product sales with extended payment terms or sales-type leases that are discounted to their present values at the prevailing market rates. The amounts due under these long-term lease payments receivable due within one year from the balance sheet date are reclassified to the current portion of lease payments  receivable